Investments in joint ventures and joint operations	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Investments in joint ventures and joint operations	Investments in joint ventures and joint operations
Investment in joint venture
Held by the Group and included in the Statement of Financial Position measured under the equity method:

Name	Class of shares	Holding	Country of incorporation	Principal Activity	Registered address
RE Ventures I, LLC (US)	Ordinary	50%	US	The JV was established to develop novel compounds for rare diseases	251 Little Falls Drive, Wilmington, Delaware 1980
RE Ventures II, LLC (US)	Ordinary	50%	US	The JV was established to develop novel compounds for rare diseases	251 Little Falls Drive, Wilmington, Delaware 1980
16.Investments in joint ventures and joint operations (continued)
During 2019, the Group established a 50% interest in RE Ventures I, LLC with RallyBio which combines the deep therapeutic-area expertise of the RallyBio team with Exscientia’s proprietary AI platform to deliver novel small molecule treatments for certain rare diseases. During 2021, additional capital contributions totaling £1,424,000 (2020: £1,070,000) were made by the Group.
During 2021 the Group established a further 50% joint venture with RallyBio, RE Ventures II, LLC, with the same aims. There have been no transactions with this entity and no capital contributions were made during the year to December 31, 2021.
Under the equity method the joint venture was recognised as follows:

	2021	2020
	£’000	£’000
As at January 1,	123	360
Additional equity	1,424	1,070
Foreign exchange differences	29	(96)
Share of the losses	(1,152)	(1,211)
As at December 31,	424	123
No commitments to provide funding for the joint venture’s capital commitments were present as at either December 31, 2021 or 2020.
The following table illustrates the summarised financial information of the joint venture entity, RE Ventures I, LLC. The Group acquired its interest in the joint venture entity at the point of incorporation and therefore, there were no financials prior to acquisition.

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Operating expenses	(2,304)	(2,422)	(180)
Loss for the period	(2,304)	(2,422)	(180)
Total comprehensive loss	(2,304)	(2,422)	(180)

	December 31,
	2021	2020	2019
	£	£’000	£’000
Cash and cash equivalents	1,178	215	—
Current assets	91	306	930
Current liabilities	(78)	(66)	(162)
Members' surplus	1,191	455	768
Joint Operations
Exscientia has a joint contractual arrangement with Evotec AG, which originally entitled each party to 50% ownership over three novel compounds under the collaboration. The joint operation is not structured through a separate legal entity, and it operates from Exscientia and Evotec AG’s respective principal places of business. Evotec exercised its opt-out rights in relation to the arrangement in April 2021, revising downwards their ownership rights at each stage of development of the collaboration's intellectual property.
16.Investments in joint ventures and joint operations (continued)
A joint contractual arrangement was entered into between Exscientia and SRI International (“SRI”) on 05 May 2020 which entitles each party to 50% ownership of novel compounds under the collaboration. The joint operation is not structured through a separate legal entity, and it operates from Exscientia and SRI's respective principal places of business. This arrangement was terminated early in 2021. No settlement amounts were paid as a result of the termination and no impairments of assets recorded.
A joint contractual arrangement was entered into between Exscientia and Huadong Medicine Co. Ltd (“Huadong”) on August 27, 2020. The purpose of the arrangement for Exscientia to design compounds for subsequent synthesis and testing by Huadong. Commercial exploitation of any successful candidate developed as part of the collaboration will be the exclusive right of Huadong in certain Asian geographic markets and Exscientia in all other markets.
A joint contractual arrangement was entered into between Exscientia Limited (“Exscientia”) and Blue Oak Pharmaceuticals Inc. (“Blue Oak”) on September 25, 2020. The purpose of this arrangement was to collaborate on a project to design dual targeted (bispecific) small molecules for the treatment of neurodegenerative illnesses. Exscientia has the primary responsibility for drug design, and Blue Oak the primary responsibility for managing the experimental chemistry, ADMET studies and in vivo behavioral assays, including translational medicine studies. Any collaboration IP will then be jointly owned with percentage ownership dependent upon costs incurred.
During the year, Exscientia entered into additional joint contractual arrangements as follows:
On May 26, 2021 the Group entered into a joint operation with EQRx Inc. (“EQRx”), a Delaware corporation to identify, discover and develop innovative drug candidates for high value therapeutics. Exscientia has the primary responsibility for the discovery, initial profiling, pre-clinical toxicology and IND-enabling studies of the potential candidates for each target, with EQRx responsible for the development and commercialisation of the candidates. As part of this arrangement, the Group has received payments totaling £16,253,000 from EQRx during the year to December 31, 2021 (2020: £nil), which are recognised over time as a reduction in research and development expenses as the underlying costs to which the reimbursement relates are incurred.
On July 1, 2021 the Group entered into a joint operation with GTA as described in note 14 above which entitles each party to 50% ownership of novel compounds designed and developed under the collaboration.
No collaboration IP has been capitalised in relation to any of the above joint operations as at December 31, 2021 and 2020 with the exception of the acquired IP intangible relating to the Group's collaboration with GTA as described in note 14.